3. Property and Equipment	12 Months Ended
Mar. 31, 2018
Notes
3. Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of March 31, 2018 and 2017:

	March 31, 2018	March 31, 2017
Machinery and equipment (5-7 year life)	$ 38,971	$ 38,971
Mobile consoles (7 year life)	798,667	798,667
Automobiles (3 year life)	18,376	-
Furniture and fixtures (3-5 year life)	20,000	20,000
	876,014	857,638
Accumulated depreciation	(662,493)	(535,820)
Total	$ 213,521	$ 321,818

Depreciation expense was approximately $127,000, $117,000 and $114,000 for the years ended March 31, 2018, 2017 and 2016, respectively.  During the year ended March 31, 2017, the Company sold 10 consoles for gross proceeds of $209,000 and recorded a gain on sale of consoles in the amount of $175,491.